INITIAL PUBLIC OFFERING	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
INITIAL PUBLIC OFFERING
INITIAL PUBLIC OFFERING
NOTE 3. INITIAL PUBLIC OFFERING
On September 8, 2021, the Company consummated its Initial Public Offering of 28,750,000 Units, at $10.00 per Unit, generating gross proceeds of $287,500,000.
Each Unit consists of one share of Class A common stock and
one-half
of one redeemable warrant (“Public Warrant”). Each whole Public Warrant will entitle the holder to purchase one share of Class A common stock at an exercise price of $11.50 per share (see Note 7).
On September 8, 2021, offering costs in the aggregate of $
23,566,497 were charged to stockholders’ equity (consisting of deferred underwriting commission of

$
10,062,500
,
fair value of the representative shares of

$
1,437,500
,
fair value of shares issued to the anchor investors of the Company’s Initial Public Offering of $
7,677,450, fair value of shares transferred to officers and directors of $
221,018, and other cash offering costs of
 $
4,168,029)
.

NOTE 4. INITIAL PUBLIC OFFERING
On
September 8, 2021, the Company consummated its Initial Public Offering of 28,750,000 Units, at $10.00 per Unit, generating gross proceeds of $287,500,000
.

Each
Unit consists of
one
share of Class A common stock and
one-half
of one redeemable warrant (“Public Warrant”). Each whole Public Warrant will entitle the holder to purchase one
share of Class A common stock at an exercise price of $
11.50
per share (see Note
8
).
As
of September 8, 2021, the Company incurred offering costs of $
23,566,497
, consisting of deferred underwriting commissions of $
10,062,500
, fair value of the representative shares (as defined in Note 8) of $
1,437,500
, fair value of shares issued to the anchor investors of the Company’s Initial Public Offering of $
7,677,450, fair value of shares transferred to officers and directors of $
221,018, and other offering costs of $
4,168,029
.